JOHN HANCOCK FUNDS II

601 Congress Street

Boston, MA  02210

December 19, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Funds II (the “Trust”), on behalf of:

John Hancock Absolute Return Currency Fund,

John Hancock Fundamental All Cap Core Fund,

John Hancock Fundamental Large Cap Value Fund,

John Hancock Global Absolute Return Strategies Fund,

John Hancock Global Income Fund,

John Hancock Short Duration Credit Opportunities Fund, and

John Hancock Technical Opportunities Fund (collectively, the “Funds”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements filed with the Securities and Exchange Commission on December 1, 2017 on behalf of the Fund pursuant to Rule 497(c) (Accession No. 0001133228-17-006644), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document